Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net revenue:
Dialysis Care Revenue	$ 3,453,921	$ 3,013,544	$ 6,742,932	$ 5,858,968
Valuation Allowances and Reserves, Adjustments	(109,123)	(64,715)	(215,730)	(127,952)
Net Dialysis care revenue	3,344,798	2,948,829	6,527,202	5,731,016
Dialysis Products Revenue	853,938	885,973	1,631,461	1,667,378
Net revenue	4,198,736	3,834,802	8,158,663	7,398,394
Cost of revenues	2,901,469	2,623,384	5,677,346	5,104,844
Costs of revenue:
Dialysis Care Cost of Revenue	2,481,703	2,201,418	4,897,432	4,319,022
Dialysis Products Cost of Revenue	419,766	421,966	779,914	785,822
Gross profit	1,297,267	1,211,418	2,481,317	2,293,550
Operating expenses:
Selling, general and administrative	722,618	630,413	1,377,534	1,250,144
Research and development	34,483	30,701	65,421	60,729
Income from equity method investees	(6,797)	(5,969)	(13,001)	(18,491)
Operating income	546,963	556,273	1,051,363	1,001,168
Other (income) expense:
Interest income	(13,169)	(12,899)	(73,109)	(28,314)
Interest expense	115,127	111,305	277,175	222,981
Income before income taxes	445,005	457,867	847,297	806,501
Income tax expense	135,372	177,291	273,233	278,575
Net Income	309,633	280,576	574,064	527,926
Less: Net income attributable to noncontrolling interests	68,865	46,934	123,748	88,822
Income attributable to the Company	$ 240,768	$ 233,642	$ 450,316	$ 439,104
Basic income per Ordinary share	$ 0.79	$ 0.77	$ 1.48	$ 1.46
Earning Per Share Diluted	0.79	0.77	1.48	1.45
Income before income taxes	$ 445,005	$ 457,867	$ 847,297	$ 806,501
Income tax expense	135,372	177,291	273,233	278,575
Net Income	309,633	280,576	574,064	527,926
Net Income attributable to the Company	$ 240,768	$ 233,642	$ 450,316	$ 439,104
Basic income per Ordinary share	$ 0.79	$ 0.77	$ 1.48	$ 1.46
Earning Per Share Diluted	0.79	0.77	1.48	1.45